S-K 1603(b) Conflicts of Interest	Aug. 22, 2025
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
●	The Sponsor and SVII’s officers and directors have potential conflicts of interest in recommending that SVII shareholders vote in favor of approval of the Transaction Proposal and approval of the other Proposals described in this proxy statement/prospectus.

Spring Valley Acquisition Sponsor II, LLC [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
●	The Sponsor and SVII’s officers and directors have potential conflicts of interest in recommending that SVII shareholders vote in favor of approval of the Transaction Proposal and approval of the other Proposals described in this proxy statement/prospectus.